PLANT, PROPERTY AND EQUIPMENT (Details) (CAD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Plant, property and equipment
Cost	55,457,000,000		50,253,000,000
Accumulated Depreciation	17,851,000,000		16,540,000,000
Net Book Value	37,606,000,000		33,713,000,000
Mexico
Plant, property and equipment
Net Book Value	1,574,000,000		755,000,000
Natural Gas Pipelines
Plant, property and equipment
Amount capitalized relating to the equity portion of AFUDC	37,000,000		32,000,000
Oil Pipelines | Keystone | Under construction
Plant, property and equipment
Amount of construction in progress, which remains subject to regulatory approvals	2,600,000,000		2,000,000,000
Energy | Facilities under PPAs
Plant, property and equipment
Cost	640,000,000		601,000,000
Accumulated Depreciation	78,000,000		55,000,000
Revenues recognized through the sale of electricity	78,000,000		73,000,000		53,000,000
Operating segments | Natural Gas Pipelines
Plant, property and equipment
Cost	34,427,000,000	[1]	32,330,000,000	[1]
Accumulated Depreciation	15,723,000,000	[1]	14,782,000,000	[1]
Net Book Value	18,704,000,000	[1]	17,548,000,000	[1]
Operating segments | Natural Gas Pipelines | Pipeline | Mexico
Plant, property and equipment
Cost	641,000,000	[1]	536,000,000	[1]
Accumulated Depreciation	90,000,000	[1]	59,000,000	[1]
Net Book Value	551,000,000	[1]	477,000,000	[1]
Operating segments | Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost	12,856,000,000	[1]	12,725,000,000	[1]
Accumulated Depreciation	7,592,000,000	[1]	7,254,000,000	[1]
Net Book Value	5,264,000,000	[1]	5,471,000,000	[1]
Operating segments | Natural Gas Pipelines | Canadian Mainline | Pipeline
Plant, property and equipment
Cost	8,970,000,000	[1]	8,801,000,000	[1]
Accumulated Depreciation	5,457,000,000	[1]	5,192,000,000	[1]
Net Book Value	3,513,000,000	[1]	3,609,000,000	[1]
Operating segments | Natural Gas Pipelines | Canadian Mainline | Compression
Plant, property and equipment
Cost	3,392,000,000	[1]	3,370,000,000	[1]
Accumulated Depreciation	1,961,000,000	[1]	1,880,000,000	[1]
Net Book Value	1,431,000,000	[1]	1,490,000,000	[1]
Operating segments | Natural Gas Pipelines | Canadian Mainline | Metering and other
Plant, property and equipment
Cost	409,000,000	[1]	391,000,000	[1]
Accumulated Depreciation	174,000,000	[1]	182,000,000	[1]
Net Book Value	235,000,000	[1]	209,000,000	[1]
Operating segments | Natural Gas Pipelines | Canadian Mainline | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	12,771,000,000	[1]	12,562,000,000	[1]
Accumulated Depreciation	7,592,000,000	[1]	7,254,000,000	[1]
Net Book Value	5,179,000,000	[1]	5,308,000,000	[1]
Operating segments | Natural Gas Pipelines | Canadian Mainline | Under construction
Plant, property and equipment
Cost	85,000,000	[1]	163,000,000	[1]
Net Book Value	85,000,000	[1]	163,000,000	[1]
Operating segments | Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost	11,088,000,000	[1]	10,520,000,000	[1]
Accumulated Depreciation	5,081,000,000	[1]	4,818,000,000	[1]
Net Book Value	6,007,000,000	[1]	5,702,000,000	[1]
Operating segments | Natural Gas Pipelines | NGTL System | Pipeline
Plant, property and equipment
Cost	7,813,000,000	[1]	7,214,000,000	[1]
Accumulated Depreciation	3,410,000,000	[1]	3,221,000,000	[1]
Net Book Value	4,403,000,000	[1]	3,993,000,000	[1]
Operating segments | Natural Gas Pipelines | NGTL System | Compression
Plant, property and equipment
Cost	2,038,000,000	[1]	1,885,000,000	[1]
Accumulated Depreciation	1,253,000,000	[1]	1,177,000,000	[1]
Net Book Value	785,000,000	[1]	708,000,000	[1]
Operating segments | Natural Gas Pipelines | NGTL System | Metering and other
Plant, property and equipment
Cost	947,000,000	[1]	958,000,000	[1]
Accumulated Depreciation	418,000,000	[1]	420,000,000	[1]
Net Book Value	529,000,000	[1]	538,000,000	[1]
Operating segments | Natural Gas Pipelines | NGTL System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	10,798,000,000	[1]	10,057,000,000	[1]
Accumulated Depreciation	5,081,000,000	[1]	4,818,000,000	[1]
Net Book Value	5,717,000,000	[1]	5,239,000,000	[1]
Operating segments | Natural Gas Pipelines | NGTL System | Under construction
Plant, property and equipment
Cost	290,000,000	[1]	463,000,000	[1]
Net Book Value	290,000,000	[1]	463,000,000	[1]
Operating segments | Natural Gas Pipelines | ANR
Plant, property and equipment
Cost	2,159,000,000	[1]	1,961,000,000	[1]
Accumulated Depreciation	231,000,000	[1]	202,000,000	[1]
Net Book Value	1,928,000,000	[1]	1,759,000,000	[1]
Operating segments | Natural Gas Pipelines | ANR | Pipeline
Plant, property and equipment
Cost	922,000,000	[1]	864,000,000	[1]
Accumulated Depreciation	59,000,000	[1]	49,000,000	[1]
Net Book Value	863,000,000	[1]	815,000,000	[1]
Operating segments | Natural Gas Pipelines | ANR | Compression
Plant, property and equipment
Cost	635,000,000	[1]	514,000,000	[1]
Accumulated Depreciation	81,000,000	[1]	72,000,000	[1]
Net Book Value	554,000,000	[1]	442,000,000	[1]
Operating segments | Natural Gas Pipelines | ANR | Metering and other
Plant, property and equipment
Cost	535,000,000	[1]	520,000,000	[1]
Accumulated Depreciation	91,000,000	[1]	81,000,000	[1]
Net Book Value	444,000,000	[1]	439,000,000	[1]
Operating segments | Natural Gas Pipelines | ANR | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	2,092,000,000	[1]	1,898,000,000	[1]
Accumulated Depreciation	231,000,000	[1]	202,000,000	[1]
Net Book Value	1,861,000,000	[1]	1,696,000,000	[1]
Operating segments | Natural Gas Pipelines | ANR | Under construction
Plant, property and equipment
Cost	67,000,000	[1]	63,000,000	[1]
Net Book Value	67,000,000	[1]	63,000,000	[1]
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost	8,324,000,000	[1]	7,124,000,000	[1]
Accumulated Depreciation	2,819,000,000	[1]	2,508,000,000	[1]
Net Book Value	5,505,000,000	[1]	4,616,000,000	[1]
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	7,277,000,000	[1]	6,827,000,000	[1]
Accumulated Depreciation	2,819,000,000	[1]	2,508,000,000	[1]
Net Book Value	4,458,000,000	[1]	4,319,000,000	[1]
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	1,047,000,000	[1]	297,000,000	[1]
Net Book Value	1,047,000,000	[1]	297,000,000	[1]
Operating segments | Natural Gas Pipelines | GTN | Pipeline
Plant, property and equipment
Cost	1,685,000,000	[1]	1,565,000,000	[1]
Accumulated Depreciation	488,000,000	[1]	411,000,000	[1]
Net Book Value	1,197,000,000	[1]	1,154,000,000	[1]
Operating segments | Natural Gas Pipelines | Great Lakes | Pipeline
Plant, property and equipment
Cost	1,650,000,000	[1]	1,544,000,000	[1]
Accumulated Depreciation	833,000,000	[1]	750,000,000	[1]
Net Book Value	817,000,000	[1]	794,000,000	[1]
Operating segments | Natural Gas Pipelines | Foothills | Pipeline
Plant, property and equipment
Cost	1,649,000,000	[1]	1,634,000,000	[1]
Accumulated Depreciation	1,120,000,000	[1]	1,062,000,000	[1]
Net Book Value	529,000,000	[1]	572,000,000	[1]
Operating segments | Natural Gas Pipelines | Other | Pipeline
Plant, property and equipment
Cost	1,652,000,000	[1],[2]	1,548,000,000	[1],[2]
Accumulated Depreciation	288,000,000	[1],[2]	226,000,000	[1],[2]
Net Book Value	1,364,000,000	[1],[2]	1,322,000,000	[1],[2]
Operating segments | Oil Pipelines
Plant, property and equipment
Cost	13,179,000,000		10,507,000,000
Accumulated Depreciation	439,000,000		275,000,000
Net Book Value	12,740,000,000		10,232,000,000
Operating segments | Oil Pipelines | Under construction
Plant, property and equipment
Cost	6,020,000,000	[3]	3,678,000,000	[3]
Net Book Value	6,020,000,000	[3]	3,678,000,000	[3]
Operating segments | Oil Pipelines | Keystone | Pipeline
Plant, property and equipment
Cost	5,079,000,000		4,828,000,000
Accumulated Depreciation	286,000,000		177,000,000
Net Book Value	4,793,000,000		4,651,000,000
Operating segments | Oil Pipelines | Keystone | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	7,159,000,000		6,829,000,000
Accumulated Depreciation	439,000,000		275,000,000
Net Book Value	6,720,000,000		6,554,000,000
Operating segments | Oil Pipelines | Keystone | Pumping equipment
Plant, property and equipment
Cost	1,118,000,000		1,066,000,000
Accumulated Depreciation	82,000,000		51,000,000
Net Book Value	1,036,000,000		1,015,000,000
Operating segments | Oil Pipelines | Keystone | Tanks and other
Plant, property and equipment
Cost	962,000,000		935,000,000
Accumulated Depreciation	71,000,000		47,000,000
Net Book Value	891,000,000		888,000,000
Operating segments | Energy
Plant, property and equipment
Cost	7,660,000,000		7,262,000,000
Accumulated Depreciation	1,628,000,000		1,429,000,000
Net Book Value	6,032,000,000		5,833,000,000
Operating segments | Energy | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	7,606,000,000		7,126,000,000
Accumulated Depreciation	1,628,000,000		1,429,000,000
Net Book Value	5,978,000,000		5,697,000,000
Operating segments | Energy | Under construction
Plant, property and equipment
Cost	54,000,000		136,000,000
Net Book Value	54,000,000		136,000,000
Operating segments | Energy | Natural Gas – Ravenswood
Plant, property and equipment
Cost	1,966,000,000		1,799,000,000
Accumulated Depreciation	377,000,000		290,000,000
Net Book Value	1,589,000,000		1,509,000,000
Operating segments | Energy | Natural Gas - Other
Plant, property and equipment
Cost	3,061,000,000	[4],[5]	2,975,000,000	[4],[5]
Accumulated Depreciation	846,000,000	[4],[5]	746,000,000	[4],[5]
Net Book Value	2,215,000,000	[4],[5]	2,229,000,000	[4],[5]
Operating segments | Energy | Hydro
Plant, property and equipment
Cost	673,000,000		634,000,000
Accumulated Depreciation	126,000,000		106,000,000
Net Book Value	547,000,000		528,000,000
Operating segments | Energy | Wind
Plant, property and equipment
Cost	946,000,000		907,000,000
Accumulated Depreciation	155,000,000		118,000,000
Net Book Value	791,000,000		789,000,000
Operating segments | Energy | Natural Gas Storage
Plant, property and equipment
Cost	677,000,000		677,000,000
Accumulated Depreciation	92,000,000		83,000,000
Net Book Value	585,000,000		594,000,000
Operating segments | Energy | Solar
Plant, property and equipment
Cost	226,000,000	[6]
Accumulated Depreciation	2,000,000	[6]
Net Book Value	224,000,000	[6]
Number of facilities acquired	4
Operating segments | Energy | Other
Plant, property and equipment
Cost	57,000,000		134,000,000
Accumulated Depreciation	30,000,000		86,000,000
Net Book Value	27,000,000		48,000,000
Corporate
Plant, property and equipment
Cost	191,000,000		154,000,000
Accumulated Depreciation	61,000,000		54,000,000
Net Book Value	130,000,000		100,000,000

[1]	In 2013, the Company capitalized $37 million (2012 – $32 million) relating to the equity portion of AFUDC for natural gas pipelines with a corresponding amount recorded in Interest Income and Other.
[2]	Includes Bison, Portland, North Baja, Tuscarora and Ventures LP.
[3]	Includes $2.6 billion for Keystone XL at December 31, 2013 (2012 – $2 billion). Keystone XL remains subject to regulatory approvals.
[4]	Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities were $640 million and $78 million, respectively, at December 31, 2013 (2012 – $601 million and $55 million, respectively). Revenues of $78 million were recognized in 2013 (2012 – $73 million; 2011 – $53 million) through the sale of electricity under the related PPAs.
[5]	Includes Halton Hills, Coolidge, Bécancour, Ocean State Power, Mackay River and other natural gas-fired facilities.
[6]	Includes the acquisitions in 2013 of four solar power facilities.